OMB APPROVAL
                                                 -----------------------------
                                                 OMB Number:      3235-0006
                                                 Expires: December 31, 2009
                                                 Estimated average burden hours
                                                 per response:.......22.6
                                                 -----------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):   [ ]   is a restatement.
                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  August Capital Management III, L.L.C.____________________________________
Address: 2480 Sand Hill Road, Suite #101, Menlo Park, CA 94025 _________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-______________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:
Name:   Sydney Lagier
Title:  Attorney-in-Fact
Phone:  650.234.9900

Signature, Place, and Date of Signing:

/s/Sydney Lagier________________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

October 1, 2007_________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-________________________________________________________

Name:  _________________________________________________________________________
[Repeat as necessary.]

                              Form 13F Summary Page


Report Summary:


Number of Other Included Managers:                           None

Form 13F Information Table Entry Total:                       1

Form 13F Information Table Value Total:                      $150 (thousands)

List of Other Included Managers:  None

                                            FORM 13F INFORMATION TABLE



                              TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN   MANAGERS  SOLE     SHARED    NONE
---------------------      ----------     ---------- ----------  --------   ---- ----- --------  --------  -----    -------   ----
Akamai Technologies, Inc.  Common Stock   00971T 10 1  $150      5,220      SH         Sole(1)            5,220(1)

_____________________
(1) All 5,220 shares are currently being held in escrow in the event of any purchase price adjustment and as security for certain indemnification obligations of Red Swoosh, Inc. under the terms of the Agreement and Plan of Merger, dated March 23, 2007, governing Issuer's acquisition of Red Swoosh, Inc. and a related Escrow Agreement. Unless required to be returned to Issuer under the terms and conditions of the Agreement and Plan of Merger and the Escrow Agreement, these shares are eligible for release on October 12, 2008.